Average Annual Total Returns - AB Small Cap Value Portfolio		Feb. 26, 2021	Feb. 25, 2021
Class A
Average Annual Return:
1 Year	[1]	(1.20%)
5 Years	[1]	7.22%
Since Inception	[1],[2]	6.03%
Inception Date	[1]	Dec. 03, 2014
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[1]		(1.28%)
5 Years	[1]		6.42%
Since Inception	[1],[2]		5.34%
Inception Date	[1]		Dec. 03, 2014
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[1]		(0.65%)
5 Years	[1]		5.56%
Since Inception	[1],[2]		4.64%
Inception Date	[1]		Dec. 03, 2014
Class C
Average Annual Return:
1 Year		1.43%
5 Years		7.34%
Since Inception	[2]	5.99%
Inception Date		Dec. 03, 2014
Advisor Class
Average Annual Return:
1 Year		3.45%
5 Years		8.44%
Since Inception	[2]	7.06%
Inception Date		Dec. 03, 2014

[1]

After-tax returns:

–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;–Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all classes is 12/3/14.